Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts

Schedule II – Valuation and Qualifying Accounts

VWR FUNDING, INC.

For the Years Ended December 31, 2012, 2011 and 2010

			Foreign
	Balance at		Currency	Increases
	Beginning of	Charged to	Translation	(Deductions)	Balance at
	Year	Income	Adjustment	From Reserves	End of Year
	(In millions)
Year ended December 31, 2012
Allowance for doubtful receivables (1)	$10.5	$4.0	$0.6	$(0.7)	$14.4
Valuation allowance on deferred taxes (2)	$79.7	$4.5	$0.7	$10.5	$95.4
Year ended December 31, 2011
Allowance for doubtful receivables (1)	$9.1	$3.3	$(0.4)	$(1.5)	$10.5
Valuation allowance on deferred taxes (2)	$67.5	$2.1	$(2.3)	$12.4	$79.7
Year ended December 31, 2010
Allowance for doubtful receivables (1)	$10.8	$2.5	$(0.6)	$(3.6)	$9.1
Valuation allowance on deferred taxes (2)	$56.6	$3.5	$(3.0)	$10.4	$67.5

(1)	Deductions from reserves indicates bad debts charged off, less recoveries.
(2)	Increases from reserves indicates utilization and other adjustments not charged or credited to income.